Stock-Based Compensation (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12	$ 16	$ 23
Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2010 Incentive Plan, number of shares authorized	5.6
Share-based compensation expense	$ 21	29	31
Unrecognized compensation expense	16
Restricted Stock [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	3	17
Unrecognized compensation expense	0
Restricted Stock Units (RSUs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6	12	5
Unrecognized compensation expense	2
Stock Options [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0	3
Unrecognized compensation expense	0
Stock Appreciation Rights (SARs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1	1	1
Unrecognized compensation expense	0
Performance Shares [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	14	$ 13	$ 5
Unrecognized compensation expense	$ 14